Share-Based Payments (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2010	Apr. 30, 2010 Hayden Communications International [Member]	Dec. 31, 2011 Hayden Communications International [Member]	Dec. 31, 2010 Hayden Communications International [Member]	Apr. 30, 2010 Chesapeake Group Inc [Member]	Dec. 31, 2011 Chesapeake Group Inc [Member]	Dec. 31, 2010 Chesapeake Group Inc [Member]	Apr. 30, 2010 Hampton Growth Resources LLC [Member]	Dec. 31, 2011 Hampton Growth Resources LLC [Member]	Dec. 31, 2010 Hampton Growth Resources LLC [Member]	Jun. 30, 2010 Senior Management Employees [Member]	Aug. 04, 2010 Two Independent Directors [Member]	Jul. 01, 2010 Two Independent Directors [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Jul. 27, 2010 Consultant [Member]	Dec. 31, 2011 Consultant [Member]	Dec. 31, 2010 Consultant [Member]	May 01, 2011 Consultant [Member]	Mar. 31, 2011 Consultant [Member]	Jul. 27, 2010 External Hr Consultant [Member]	Jul. 01, 2010 External Hr Consultant [Member]	Dec. 31, 2011 Non Employee [Member]	Dec. 31, 2010 Non Employee [Member]	Jun. 30, 2010 2010 Equity Incentive Plan [Member]	Jun. 30, 2010 Vest and Exercisable Condition 1 [Member] Senior Management Employees [Member]	Jun. 30, 2010 Vest and Exercisable Condition 2 [Member] Senior Management Employees [Member]
Share-based payments (Textual)
Number of Shares issuable pursuant to Equity Incentive Plan																																	6,000,000
Number of stock options granted																			3,000,000	700,000	80,000			420,000					40,000
Conractual term of stock option																			5 years	5 years	5 years								5 years
Stock option expiration date																								Apr. 21, 2013
Exercise price of stock option																			$ 4.20	$ 4.50	$ 4.20			$ 4.20						$ 4.20
Condition for stock option to vest and become exercisable																					Independent directors are re-elected for successive one year terms one year after the stock options issuance date.
Grant date fair value of stock options																			$ 3,347,298	$ 1,338,761	$ 91,349			$ 520,441						$ 45,675
Number of stock options vested																					40,000			70,000			95,456							2,810,000	190,000
Number of stock options vested monthly from September 1, 2010 through April 1, 2011																												31,818
Remaining stock option subject to vest and exercisable																					40,000
Vesting period of stok options																			3 years	3 years
Percentage of stock option vest and exercisable in year one																				30.00%														30.00%	40.00%
Percentage of stock option vest and exercisable in year two																				40.00%														40.00%	60.00%
Percentage of stock option vest and exercisable in year three																				30.00%														30.00%
Stock Issued During Period, Shares, Issued for Services										88,000			48,000			50,000
Period of services										12 months			12 months			12 months
Share-based compensation expenses related to employee stock options charged to general and administrative expenses and services			406,098	155,188	819,496	1,285,185	1,627,802	777,102			62,545	146,895		12,990	139,290		54,500	144,875				290,332	353,420		290,332	307,745					130,035	431,060
Unrecognized compensation costs related to employee stock options			1,146,910		1,146,910		2,372,504																								22,837
Remaining weighted average service period					11 months 3 days		1 year 5 months 8 days																								1 year 6 months
Exercise price of incentive stock option		Shall not be less than 100% of the fair market value of a share on the date of grant.					Shall not be less than 100% of the fair market value of a share on the date of grant
Term of incentive stock option							Not greater than 10 years
Cancellation of stock option granted to certain employees	600,000
Fair value of committed cash payment									400,000
Liability related to committed cash payment	56,000		257,226		257,226		190,000	56,000
Fair value of the stock options vested							$ 1,103,493